Long-term debt - Schedule of Future Payments Related to Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Principal
2026	$ 11,776
2027	26,210
2028	1,370
2029	501,384
2030	1,446
Thereafter	606,673
Total payments	1,148,859
Interest
2026	68,336
2027	69,196
2028	67,345
2029	49,646
2030	38,741
Thereafter	58,000
Total payments	351,264
Total
2026	80,112
2027	95,406
2028	68,715
2029	551,030
2030	40,187
Thereafter	664,673
Total payments	1,500,123
Interest	(351,264)
Discounts and premiums on Notes	(4,229)	$ (3,956)
Deferred financing costs ("DFC")	(6,969)	(2,789)
Total	$ 1,137,661	$ 718,598